Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2018	2019
Federal income tax expense at statutory rate	21%	21%
State taxes—net of federal benefit	6	6
Change in fair value of preferred stock tranche obligations	—	(2)
Other permanent differences	—	(1)
Federal & state R&D credits	2	4
Increase in valuation allowance	(29)	(28)

Effective income tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s net deferred tax assets at December 31, 2018 and 2019 are as follows:

(in thousands)	Year ended December 31,
	2018	2019

Deferred tax assets:
Stock-based compensation	$—	$1
Net operating loss carryforwards	1,264	4,848
Credit carryforwards	66	612
Intangible assets	4	12
Accrued expenses	50	161

Total deferred tax assets	1,384	5,634
Valuation allowance	(1,382)	(5,607)

Total net deferred tax assets	2	27

Deferred tax liabilities:
Fixed assets	(2)	(27)

Total deferred tax liability	(2)	(27)

Total deferred tax assets (liabilities)	$—	$—